Related-party Transactions - Schedule of Administration and Other Income (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Administration and other income		$ 26,199	$ 28,429	$ 23,557
Associates [member]
Disclosure of transactions between related parties [line items]
Administration and other income		17,980	18,580	14,311
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Administration and other income		223	1,060	0
Others [member]
Disclosure of transactions between related parties [line items]
Administration and other income	[1]	$ 7,996	$ 8,789	$ 9,246

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.